Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.6%

	Argentina — 0.9%
32,870	Banco BBVA Argentina SA, ADR*	103,540
23,500	Grupo Financiero Galicia SA, ADR(a)	223,015
11,980	MercadoLibre, Inc.*	16,153,832
8,100	Telecom Argentina SA, ADR* (a)	41,310

		16,521,697

	Australia — 0.6%
551,452	Newcrest Mining, Ltd.	9,814,846

	Brazil — 2.5%
576,200	Ambev SA	1,595,153
2,490,700	B3 SA - Brasil Bolsa Balcao	4,981,400
873,609	Banco Bradesco SA	2,539,269
183,400	Blau Farmaceutica SA* 144A	1,198,521
61,600	CPFL Energia SA	296,720
1,250,700	Dexco SA	3,359,151
1,145,700	Locaweb Servicos de Internet SA*	2,706,896
339,700	Marfrig Global Foods SA	1,345,993
1,361,133	Raia Drogasil SA	5,938,156
2,407,400	Rumo SA*	7,676,019
834,800	TOTVS SA	4,292,401
203,200	Vale SA	2,844,070
710,952	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,529,121
616,700	WEG SA	3,651,484

		43,954,354

	Canada — 0.1%
41,933	Canadian Solar, Inc.* (a)	1,312,084

	Chile — 0.2%
62,626	Cencosud Shopping SA	74,313
233,231	Cia Cervecerias Unidas SA, ADR	3,827,321
1,411,420	Colbun SA	114,802
4,978	Inversiones La Construccion SA	17,300

		4,033,736

	China — 27.6%
1,511,000	361 Degrees International, Ltd.* (a)	775,240
20,750	A-Living Smart City Services Co., Ltd.	35,398
2,478,300	Agricultural Bank of China, Ltd. Class A	1,143,229
13,106,000	Agricultural Bank of China, Ltd. Class H	4,505,224
430,122	Aier Eye Hospital Group Co., Ltd. Class A	2,853,375
108,000	Airtac International Group	3,981,639
80,000	AK Medical Holdings, Ltd.(a)	67,724
1,673,851	Alibaba Group Holding, Ltd.*	25,527,607
73,394	Alibaba Group Holding, Ltd., ADR*	8,718,473
156,869	Anhui Conch Cement Co., Ltd. Class A	991,915

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
425,498	Anhui Guangxin Agrochemical Co., Ltd. Class A	2,603,721
148,200	ANTA Sports Products, Ltd.	2,222,154
100	Ascentage Pharma Group International* (a)	362
42,800	Autohome, Inc. Class A* (a)	309,349
10,700	Autohome, Inc., ADR	315,436
92,000	AviChina Industry & Technology Co., Ltd. Class H	63,605
94,400	Baidu, Inc. Class A*	1,750,861
11,800	Baidu, Inc., ADR*	1,755,722
1,670,683	Bank of Chengdu Co., Ltd. Class A	3,145,629
2,776,200	Bank of China, Ltd. Class A	1,328,565
23,980,700	Bank of China, Ltd. Class H	8,643,301
18,700	Baozun, Inc., ADR* (a)	259,930
80,950	Beijing Easpring Material Technology Co., Ltd. Class A	1,103,364
119,300	Budweiser Brewing Co. APAC, Ltd.	312,929
10,400	Burning Rock Biotech, Ltd., ADR*	99,112
5,200	BYD Co., Ltd. Class A	218,758
99,000	BYD Co., Ltd. Class H	3,385,375
275,015	BYD Electronic International Co., Ltd.(a)	1,007,103
31,694	Changchun High & New Technology Industry Group, Inc. Class A	1,349,644
1,050,000	China Aoyuan Group, Ltd.(a)	189,898
154,000	China BlueChemical, Ltd. Class H	42,864
1,500,000	China Communications Services Corp., Ltd. Class H	731,116
960,600	China Construction Bank Corp. Class A	883,227
14,761,000	China Construction Bank Corp. Class H	10,224,004
1,362,000	China Datang Corp. Renewable Power Co., Ltd. Class H	627,167
768,000	China Dongxiang Group Co., Ltd.	66,986
226,000	China East Education Holdings, Ltd.*	141,462
23,000	China Education Group Holdings, Ltd.	37,349
86,000	China Everbright, Ltd.	102,808
3,479,000	China Feihe, Ltd.	4,667,642
129,200	China Gas Holdings, Ltd.	268,466
841,700	China Hongqiao Group, Ltd.	888,523
1,193,159	China Jushi Co., Ltd. Class A	3,407,234
206,263	China Lesso Group Holdings, Ltd.	296,313
329,000	China Longyuan Power Group Corp., Ltd. Class H	768,031
646,000	China Medical System Holdings, Ltd.	1,078,835
449,000	China Mengniu Dairy Co., Ltd.*	2,545,541
289,600	China Merchants Bank Co., Ltd. Class A	2,213,344
1,438,900	China Merchants Bank Co., Ltd. Class H	11,175,224
90,900	China Molybdenum Co., Ltd. Class A	79,585
42,000	China New Higher Education Group, Ltd.(a)	17,778
456,000	China Oriental Group Co., Ltd.	137,450
426,000	China Overseas Land & Investment, Ltd.	1,008,678
20,000	China Overseas Property Holdings, Ltd.	21,215
169,392	China Pacific Insurance Group Co., Ltd. Class A	720,800
1,336,000	China Pacific Insurance Group Co., Ltd. Class H	3,624,335
352,500	China Petroleum & Chemical Corp. Class A	233,955
294,000	China Petroleum & Chemical Corp. Class H	136,888
1,781,000	China Reinsurance Group Corp. Class H	171,331

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
296,000	China Resources Beer Holdings Co., Ltd.	2,424,176
409,700	China Resources Gas Group, Ltd.	2,314,853
748,000	China Resources Land, Ltd.	3,146,929
395,500	China Resources Pharmaceutical Group, Ltd.	180,089
115,000	China Risun Group, Ltd.	69,770
2,582,100	China Shenhua Energy Co., Ltd. Class H	6,054,255
233,463	China Tourism Group Duty Free Corp., Ltd. Class A	8,037,236
254,098	China Vanke Co., Ltd. Class A	787,808
377,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	133,947
110,000	CIFI Ever Sunshine Services Group, Ltd.	170,440
26,000	CIMC Enric Holdings, Ltd.	37,818
3,135,000	COFCO Joycome Foods, Ltd.* (a)	1,194,278
44,600	Contemporary Amperex Technology Co., Ltd. Class A	4,114,759
21,000	Country Garden Services Holdings Co., Ltd.	125,790
1,499,100	CSPC Pharmaceutical Group, Ltd.	1,628,641
316,000	Dongyue Group, Ltd.	492,870
115,893	Ecovacs Robotics Co., Ltd. Class A	2,744,875
593,700	ENN Energy Holdings, Ltd.	11,179,041
713,000	ENN Natural Gas Co., Ltd. Class A	2,053,972
1,464,296	Fangda Special Steel Technology Co., Ltd. Class A	1,792,073
113,200	Fangda Special Steel Technology Co., Ltd. Class A (Shanghai Exchange)	138,539
556,377	Foshan Haitian Flavouring & Food Co., Ltd. Class A	9,175,832
9,100	Fuyao Glass Industry Group Co., Ltd. Class A	67,307
436,000	Fuyao Glass Industry Group Co., Ltd. Class H	2,253,736
100,700	Gaotu Techedu, Inc., ADR* (a)	195,358
472,000	GCL New Energy Holdings, Ltd.* (a)	14,409
132,000	Geely Automobile Holdings, Ltd.	360,633
239,994	GoerTek, Inc. Class A	2,037,182
122,700	Gongniu Group Co., Ltd. Class A	3,220,867
261,000	Greenland Hong Kong Holdings, Ltd.	50,216
554,000	Guangdong Investment, Ltd.	704,198
44,200	Guangdong Tapai Group Co., Ltd. Class A	73,374
1,225,402	Hisense Home Appliances Group Co., Ltd. Class A	2,912,886
40,410	Hisense Home Appliances Group Co., Ltd. Class H	47,945
23,253	Hollysys Automation Technologies, Ltd.*	327,402
147,734	Hongfa Technology Co., Ltd. Class A	1,730,152
184,000	Hope Education Group Co., Ltd.	35,401
2,427,068	Huafon Chemical Co., Ltd. Class A	3,975,710
35,700	HUYA, Inc., ADR* (a)	247,758
295,000	Industrial & Commercial Bank of China, Ltd. Class A	214,306
9,969,535	Industrial & Commercial Bank of China, Ltd. Class H	5,626,509
7,000	InnoCare Pharma, Ltd.*	13,737
147,200	Jafron Biomedical Co., Ltd. Class A	1,231,026
361,524	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,876,491
572,000	Jiangxi Copper Co., Ltd. Class H	915,634
72,305	JinkoSolar Holding Co., Ltd., ADR* (a)	3,323,138
519,841	Joyoung Co., Ltd. Class A	1,892,303
51,500	JW Cayman Therapeutics Co., Ltd.* (a)	88,781
1,978,000	Kaisa Group Holdings, Ltd.* (a)	197,894

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
53,700	KE Holdings, Inc., ADR*	1,080,444
128,101	Keboda Technology Co., Ltd. Class A	1,613,988
551,000	Kingdee International Software Group Co., Ltd.*	1,696,189
721,600	Kingsoft Corp., Ltd.	3,170,068
694,000	Kunlun Energy Co., Ltd.	650,711
39,413	Kweichow Moutai Co., Ltd. Class A	12,677,266
158,809	KWG Group Holdings, Ltd.	103,886
77,000	KWG Living Group Holdings, Ltd.	31,605
75,824	LB Group Co., Ltd. Class A	340,136
643,700	Li Ning Co., Ltd.	7,046,906
244,597	Lier Chemical Co., Ltd. Class A	1,294,493
38,000	Lifetech Scientific Corp.* (a)	17,839
266,000	Logan Group Co., Ltd.	203,348
104,000	Longfor Group Holdings, Ltd.	489,566
313,140	LONGi Green Energy Technology Co., Ltd. Class A	4,235,240
342,472	Longshine Technology Group Co., Ltd. Class A	1,989,807
195,000	Lonking Holdings, Ltd.	54,776
114,300	Lufax Holding, Ltd., ADR*	643,509
46,600	Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,305,211
669,000	Luxi Chemical Group Co., Ltd. Class A	1,601,817
90,000	Luye Pharma Group, Ltd.* (a)	41,096
690,400	Midea Group Co., Ltd. Class A	7,995,548
119,267	MINISO Group Holding, Ltd., ADR	1,233,221
440,000	MMG, Ltd.*	141,093
4,750	NetEase, Inc.	95,959
950	NetEase, Inc., ADR	96,691
2,487,000	Netjoy Holdings, Ltd.* (a)	829,393
80,000	Newborn Town, Inc.*	37,967
114,000	Nexteer Automotive Group, Ltd.	141,544
809,770	Ningxia Baofeng Energy Group Co., Ltd. Class A	2,205,686
86,449	NIO, Inc., ADR*	2,738,704
58,300	OneConnect Financial Technology Co., Ltd., ADR*	144,001
4,688,600	PetroChina Co., Ltd. Class H	2,086,816
4,308,000	PICC Property & Casualty Co., Ltd. Class H	3,519,870
74,100	Ping An Insurance Group Co. of China, Ltd. Class A	586,094
1,371,800	Ping An Insurance Group Co. of China, Ltd. Class H	9,879,888
42,800	Poly Property Services Co., Ltd. Class H(a)	336,524
2,468,100	Postal Savings Bank of China Co., Ltd. Class A	1,974,991
1,133,300	Q Technology Group Co., Ltd.(a)	1,465,267
4,000	Remegen Co., Ltd. Class H*	39,968
24,000	Sany Heavy Equipment International Holdings Co., Ltd.	23,211
524,800	Sany Heavy Industry Co., Ltd. Class A	1,877,418
516,493	Satellite Chemical Co., Ltd. Class A	3,244,011
164,653	SF Holding Co., Ltd. Class A	1,780,521
1,192,995	Shaanxi Coal Industry Co., Ltd. Class A	2,283,656
2,370,000	Shandong Gold Mining Co., Ltd. Class H(a)	4,055,231
396,500	Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	1,947,241
331,400	Shandong Sinocera Functional Material Co., Ltd. Class A	2,213,545
116,010	Shanghai Baolong Automotive Corp. Class A	1,063,018

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
373,300	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	1,644,736
372,000	Shenzhen Investment, Ltd.	80,161
156,480	Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,419,377
227,685	Shenzhen Senior Technology Material Co., Ltd. Class A	1,312,162
1,076,418	Shenzhen Topband Co., Ltd. Class A	3,156,621
302,600	Shenzhou International Group Holdings, Ltd.	5,818,111
139,500	Shimao Group Holdings, Ltd.(a)	91,255
172,600	Sieyuan Electric Co., Ltd. Class A	1,332,682
452,000	Sihuan Pharmaceutical Holdings Group, Ltd.(a)	85,805
9,300	Silergy Corp.	1,689,106
479,995	Sinoma Science & Technology Co., Ltd. Class A	2,562,142
442,378	Sinopec Engineering Group Co., Ltd. Class H	218,457
396,200	Sinoseal Holding Co., Ltd. Class A	2,776,915
301,463	Sinotruk Hong Kong, Ltd.	464,009
585,500	SITC International Holdings Co., Ltd.	2,117,812
66,673	Skshu Paint Co., Ltd. Class A	1,455,678
6,200	Sungrow Power Supply Co., Ltd. Class A	141,834
340,900	Sunny Optical Technology Group Co., Ltd.	10,782,800
55,000	TCL Electronics Holdings, Ltd.*	28,571
935,100	Tencent Holdings, Ltd.	54,789,282
16,119	Tencent Holdings, Ltd., ADR(a)	939,738
38,600	Tencent Music Entertainment Group, ADR*	264,410
125,600	Thunder Software Technology Co., Ltd. Class A	2,727,851
166,000	Tianli Education International Holdings, Ltd.	40,668
633,600	Tongcheng Travel Holdings, Ltd.*	1,173,529
1,017,091	Tongkun Group Co., Ltd. Class A	3,380,010
278,300	Tongwei Co., Ltd. Class A	1,963,233
2,274,000	TravelSky Technology, Ltd. Class H(a)	3,826,800
30,700	Tsingtao Brewery Co., Ltd. Class A	476,876
30,000	Tsingtao Brewery Co., Ltd. Class H	280,902
48,100	Up Fintech Holding, Ltd., ADR* (a)	236,171
240,800	Vipshop Holdings, Ltd., ADR*	2,022,720
229,614	Visual China Group Co., Ltd. Class A	861,050
119,397	Wanhua Chemical Group Co., Ltd. Class A	1,892,113
1,581,000	Weichai Power Co., Ltd. Class H	3,094,553
43,757	Weifu High-Technology Group Co., Ltd. Class A	147,885
751,196	Wens Foodstuffs Group Co., Ltd. Class A	2,270,083
97,995	Will Semiconductor Co., Ltd. Class A	4,778,320
94,900	Wuhan Raycus Fiber Laser Technologies Co., Ltd. Class A	880,156
288,300	Wuxi Biologics Cayman, Inc.*	3,422,414
78,500	Xiabuxiabu Catering Management China Holdings Co., Ltd.*	61,319
1,528,000	Xinyi Solar Holdings, Ltd.	2,590,993
3,062,100	Yangzijiang Shipbuilding Holdings, Ltd.	3,043,589
12,400	Yeahka, Ltd.* (a)	41,035
58,000	YongXing Special Materials Technology Co., Ltd. Class A	1,347,040
134,600	Yunnan Baiyao Group Co., Ltd. Class A	2,210,123
81,631	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	5,599,095
236,500	Zhaojin Mining Industry Co., Ltd. Class H	202,030
294,200	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	2,290,969

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	China — continued
865,828	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	3,437,038
40,600	Zhejiang Weixing New Building Materials Co., Ltd. Class A	154,925
967,435	Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	1,759,290
264,000	Zhenro Properties Group, Ltd.(a)	125,629
625,000	Zhongsheng Group Holdings, Ltd.	4,874,107
145,000	Zhou Hei Ya International Holdings Co., Ltd.* (a)	109,360
2,215,724	Zhuzhou Kibing Group Co., Ltd. Class A	5,944,892
40,600	Zhuzhou Kibing Group Co., Ltd. Class A (Shanghai Exchange)	108,932
186,000	Zijin Mining Group Co., Ltd. Class A	283,085
2,734,000	Zijin Mining Group Co., Ltd. Class H	3,254,303
1,805,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,137,141
322,000	Zylox-Tonbridge Medical Technology Co., Ltd.* (a)	1,053,192

		479,215,200

	Czech Republic — 0.1%
4,568	CEZ AS	172,879
153,278	Moneta Money Bank AS	657,600
78	Philip Morris CR AS	57,469

		887,948

	Hong Kong — 1.1%
81,000	AIA Group, Ltd.	816,618
32,800	Hong Kong Exchanges & Clearing, Ltd.	1,915,924
1,000	Huabao International Holdings, Ltd.(a)	1,847
127,500	Kingboard Laminates Holdings, Ltd.	216,853
81,000	PAX Global Technology, Ltd.	57,350
1,169,000	Sino Biopharmaceutical, Ltd.	818,688
298,000	SSY Group, Ltd.(a)	153,658
104,300	Techtronic Industries Co., Ltd.	2,076,287
2,067,000	Vinda International Holdings, Ltd.(a)	5,037,390
1,058,000	Vitasoy International Holdings, Ltd.(a)	2,136,003
304,000	WH Group, Ltd.	190,675
2,044,300	Xinyi Glass Holdings, Ltd.	5,113,176

		18,534,469

	India — 12.5%
965	Adani Transmission, Ltd.*	22,692
148,855	Asian Paints, Ltd.	6,776,363
7,705	AU Small Finance Bank, Ltd.*	107,709
103,412	Axis Bank, Ltd.*	945,773
110,297	Bajaj Auto, Ltd.	4,823,736
8,296	Bajaj Consumer Care, Ltd.	22,086
53,728	Bajaj Finance, Ltd.	5,036,337
2,614	Berger Paints India, Ltd.	27,158
1,182,600	Bharat Electronics, Ltd.	3,333,714
98,652	Britannia Industries, Ltd.	4,796,196
1,361,115	Cipla, Ltd.	17,285,927
6,640	Clean Science & Technology, Ltd.* 144A	222,597
138,543	Colgate-Palmolive India, Ltd.	2,761,517

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	India — continued
129,900	Coromandel International, Ltd.	1,319,347
4,433	Cummins India, Ltd.	56,096
3,962	Graphite India, Ltd.	27,172
240,370	Havells India, Ltd.	4,507,929
903,593	HCL Technologies, Ltd.	16,038,681
543,983	HDFC Bank, Ltd.	10,837,853
2,629	Hindustan Aeronautics, Ltd.	42,778
33,608	Hindustan Unilever, Ltd.	1,067,435
24,788	Hindustan Zinc, Ltd.	105,707
606,175	Housing Development Finance Corp., Ltd.	21,095,863
164,046	ICICI Bank, Ltd.	1,634,818
211,303	Indiabulls Real Estate, Ltd.*	447,134
923,504	Infosys, Ltd.	23,517,559
442,556	Infosys, Ltd., ADR	11,201,092
230,111	InterGlobe Aviation, Ltd.*	6,236,020
10,548	Ipca Laboratories, Ltd.	307,491
211,550	Jai Balaji Industries, Ltd.*	162,073
4,169	Kalpataru Power Transmission, Ltd.	20,863
26,382	Karnataka Bank, Ltd. (The)	21,827
285,604	Kotak Mahindra Bank, Ltd.	6,907,303
910	L&T Technology Services, Ltd.	68,551
2,797	Larsen & Toubro Infotech, Ltd.	275,991
1,665	Mahanagar Gas, Ltd.	19,346
666,846	Manappuram Finance, Ltd.	1,479,275
29,214	Mindtree, Ltd.	1,876,581
2,650,073	Motherson Sumi Systems, Ltd.	7,896,496
154,053	Muthoot Finance, Ltd.	3,098,234
132,096	NCC, Ltd.	124,836
1,136,200	NMDC, Ltd.	2,040,511
8,988	Oberoi Realty, Ltd.*	103,983
4,042	PNC Infratech, Ltd.	14,301
23,222	Prestige Estates Projects, Ltd.	148,184
5,403	Rain Industries, Ltd.	17,422
163,523	REC, Ltd.	294,112
14,660	Redington India, Ltd.	28,547
523,149	Reliance Industries, Ltd.	16,668,697
7,046	Sobha, Ltd.	84,739
6,068	Sterlite Technologies, Ltd.	23,407
407,376	Tata Consultancy Services, Ltd.	20,496,037
40,209	Titan Co., Ltd.	1,361,771
90,208	TV18 Broadcast, Ltd.*	54,487
869,737	UPL, Ltd.	8,762,815
23,009	Welspun Corp., Ltd.	55,173
243,044	Yes Bank, Ltd.*	44,629

		216,754,971

	Indonesia — 1.1%
25,780,000	Bank Central Asia Tbk PT	13,204,280
2,134,400	Bank Mandiri Persero Tbk PT	1,052,037

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
1,481,941	Bank Negara Indonesia Persero Tbk PT	701,849
1,710,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	90,005
8,161,625	Bank Rakyat Indonesia Persero Tbk PT	2,353,572
389,200	Indo Tambangraya Megah Tbk PT	557,073
27,750,400	Panin Financial Tbk PT*	334,893
4,435,100	Ramayana Lestari Sentosa Tbk PT*	203,823
1,037,500	Telkom Indonesia Persero Tbk PT	294,089

		18,791,621

	Italy — 0.1%
435,900	Prada SpA	2,789,966

	Malaysia — 0.0%
195,000	Kossan Rubber Industries Bhd	89,871
491,453	Supermax Corp. Bhd	173,412

		263,283

	Mexico — 3.7%
127,056	Banco del Bajio SA	226,919
500	Coca-Cola Femsa SAB de CV, ADR	27,395
309,671	Credito Real SAB de CV SOFOM ER* (a)	123,929
14,382	El Puerto de Liverpool SAB de CV(a)	62,124
91,280	Fibra Uno Administracion SA de CV REIT	96,610
36,200	Fomento Economico Mexicano SAB de CV	282,118
225,219	Fomento Economico Mexicano SAB de CV, ADR	17,501,768
766,100	Grupo Aeroportuario del Pacifico SAB de CV Class B*	10,585,769
2,321,896	Grupo Financiero Banorte SAB de CV Series O	15,109,059
1,054,708	Grupo Mexico SAB de CV Series B	4,600,207
17,890	Qualitas Controladora SAB de CV(a)	90,617
57,318	Regional SAB de CV	297,415
37,700	Ternium SA, ADR(a)	1,640,704
167,706	Unifin Financiera SAB de CV* (a)	308,123
3,516,115	Wal-Mart de Mexico SAB de CV	13,095,445

		64,048,202

	Netherlands — 0.8%
153,952	Heineken Holding NV	14,207,269

	Peru — 0.2%
28,420	Credicorp, Ltd.	3,469,229

	Philippines — 0.3%
24,260	GT Capital Holdings, Inc.	256,908
61,020	Manila Electric Co.	353,250
9,529,300	Megaworld Corp.	588,661
2,415,000	Metro Pacific Investments Corp.	184,704
149,700	Puregold Price Club, Inc.	115,374
518,600	Semirara Mining & Power Corp. Class A	217,132

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
1,218,160	Universal Robina Corp.	3,057,793

		4,773,822

	Poland — 0.6%
352,856	Allegro.eu SA*	3,402,140
7,718	Budimex SA	434,693
49,521	Dino Polska SA*	4,512,967
125,200	Powszechna Kasa Oszczednosci Bank Polski SA*	1,395,701
107,534	Powszechny Zaklad Ubezpieczen SA	943,164

		10,688,665

	Portugal — 0.3%
231,116	Jeronimo Martins SGPS SA	5,282,784

	Qatar — 0.2%
195,119	Doha Bank QPSC	171,486
34,998	Qatar Electricity & Water Co. QSC	159,563
495,719	Qatar National Bank QPSC	2,748,851
211,693	Qatar National Cement Co. QSC	296,521

		3,376,421

	Russia — 6.2%
220,315	Coca-Cola HBC AG*	7,624,265
192,924	Evraz Plc	1,572,017
229,600	Gazprom PJSC, ADR	2,110,024
36,555	Gazprom PJSC (OTC US Exchange), ADR	337,768
85,441	Globaltrans Investment Plc, GDR(b)	727,957
151,248	HeadHunter Group Plc, ADR	7,727,260
221,290	LSR Group PJSC, GDR(c) (d)	359,345
59,700	LUKOIL PJSC, ADR	5,361,060
42,905	LUKOIL PJSC (London Exchange), ADR	3,839,998
45,304	Magnit PJSC, GDR(b)	679,560
75,743	Magnitogorsk Iron & Steel Works PJSC, GDR(b)	916,490
149,344	MMC Norilsk Nickel PJSC, ADR	4,619,210
12,100	MMC Norilsk Nickel PJSC (OTC US Exchange), ADR	371,107
146,200	Mobile Telesystems PJSC, ADR	1,162,290
10,900	Novatek PJSC, GDR(b)	2,552,780
3,960	Novatek PJSC (London Exchange), GDR(b)	927,432
166,910	Novolipetsk Steel PJSC, GDR	4,927,183
10,013	PhosAgro PJSC, GDR(b)	216,081
394,626	Polymetal International Plc	7,009,984
48,985	Polyus PJSC, GDR(b)	4,322,926
71,452	QIWI Plc, ADR(a)	570,187
1,341	QIWI Plc (Moscow Exchange), ADR	10,835
56,100	Sberbank of Russia PJSC, ADR	883,575
1,071,187	Sberbank of Russia PJSC (London Exchange), ADR	17,192,551
100,093	Severstal PAO, GDR(b)	2,156,003
2,562,509	Surgutneftegas PJSC, ADR	13,696,611
93,257	Tatneft PJSC, ADR	3,871,098

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
16,299	TCS Group Holding Plc, GDR(b)	1,318,066
8,773	TCS Group Holding Plc (London Exchange), GDR(b)	739,739
53,113	X5 Retail Group NV, GDR(b)	1,405,901
133,020	Yandex NV Class A* (a)	8,047,710

		107,257,013

	South Africa — 2.4%
215,600	Absa Group, Ltd.	2,060,763
1,299	Astral Foods, Ltd.	14,052
72,987	Capitec Bank Holdings, Ltd.	9,328,251
531,850	Clicks Group, Ltd.	10,514,701
1,098,600	FirstRand, Ltd.	4,185,143
92,699	Investec, Ltd.	508,508
8,493	Kumba Iron Ore, Ltd.	244,834
159,125	Lewis Group, Ltd.	473,586
22,053	Mr Price Group, Ltd.	275,662
599,500	MTN Group, Ltd.*	6,412,321
1,125,793	RMB Holdings, Ltd.	105,808
124,000	Sasol, Ltd.*	2,012,281
472,967	SPAR Group, Ltd. (The)	4,952,522
78,022	Truworths International, Ltd.	255,429

		41,343,861

	South Korea — 8.5%
1,976	APTC Co., Ltd.	36,819
20,104	BNK Financial Group, Inc.*	142,060
137,710	Coupang, Inc.* (a)	4,045,920
3,363	Coway Co., Ltd.*	210,479
145,179	Daewoo Engineering & Construction Co., Ltd.*	704,675
13,919	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	269,891
571	Daewoong Co., Ltd.*	14,914
1,459	Daou Data Corp.	18,533
1,563	DL Holdings Co., Ltd.*	80,073
879	Dongkuk Steel Mill Co., Ltd.*	11,757
103	Dongwha Enterprise Co., Ltd.*	8,561
80,646	Dongwon Development Co., Ltd.*	362,271
6	Dongwon Systems Corp.*	258
1,017	Doosan Bobcat, Inc.*	34,862
64,262	Douzone Bizon Co., Ltd.*	3,946,268
2,800	Ecopro BM Co., Ltd.	1,179,592
514	ENF Technology Co., Ltd.*	14,809
3,904	Eugene Corp.*	15,879
16,048	Fila Holdings Corp.*	483,971
749	Fine Semitech Corp.*	15,972
31,937	GS Engineering & Construction Corp.*	1,063,895
5,823	GS Retail Co., Ltd.*	148,912
449	HAESUNG DS Co., Ltd.*	18,451
206,724	Hana Financial Group, Inc.	7,312,508
1,084	Hana Materials, Inc.	57,266

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,450	Hankook Tire & Technology Co., Ltd.*	81,821
1,782	Hanmi Semiconductor Co., Ltd.*	56,739
8,861	Hansol Chemical Co., Ltd.*	2,277,212
4,429	Hanwha Aerospace Co., Ltd.*	178,837
88,686	Hanwha Investment & Securities Co., Ltd.*	476,722
36,657	HDC Hyundai Development Co-Engineering & Construction*	706,158
766	Hyundai Autoever Corp.*	88,924
41,555	Hyundai Engineering & Construction Co., Ltd.*	1,553,834
4,213	Hyundai Mobis Co., Ltd.	901,963
57,395	Kakao Corp.	5,431,703
60,512	KakaoBank Corp.* (a)	3,003,330
129,026	KB Financial Group, Inc.	5,969,657
1,877	KC Tech Co., Ltd.*	37,974
554	KCC Corp.	146,801
776	KCC Glass Corp.	39,102
125	KG Dongbu Steel Co., Ltd.	1,115
75,132	Kia Corp.*	5,195,247
18,314	KIWOOM Securities Co., Ltd.*	1,648,453
332	Korea Electric Terminal Co., Ltd.	21,309
22,000	Korea Investment Holdings Co., Ltd.*	1,493,502
3,162	Korea Petrochemical Ind Co., Ltd.*	486,768
750	Korea Zinc Co., Ltd.*	322,397
68,285	KT&G Corp.	4,537,973
29,500	Kumho Petrochemical Co., Ltd.* (a)	4,119,453
62,550	LG Corp.*	4,256,820
13,378	LG Electronics, Inc.	1,553,030
18,844	LG Household & Health Care, Ltd.*	17,389,584
16,650	LG Innotek Co., Ltd.*	5,098,297
5,634	Lotte Chemical Corp.*	1,028,457
17,000	Lotte Fine Chemical Co., Ltd.*	1,072,555
14,106	LX Semicon Co., Ltd.*	1,985,223
829	Myoung Shin Industrial Co., Ltd.*	20,991
31,694	NAVER Corp.*	10,091,423
1,945	NHN KCP Corp.*	49,658
9,189	POSCO	2,121,876
1,070	PSK, Inc.*	47,526
935	Samsung Card Co., Ltd.*	24,776
18,600	Samsung Electro-Mechanics Co., Ltd.*	3,090,221
321,032	Samsung Electronics Co., Ltd.	21,145,578
3,105	Samsung Electronics Co., Ltd., GDR(b)	5,120,145
569	Samsung Electronics Co., Ltd. (London Exchange), GDR(a) (b)	856,914
14,396	Samsung Engineering Co., Ltd.*	277,324
25,093	Samsung Fire & Marine Insurance Co., Ltd.*	4,263,963
3,247	Samsung Life Insurance Co., Ltd.*	175,085
2,026	Samsung SDS Co., Ltd.*	266,725
764	Sebang Global Battery Co., Ltd.*	48,780
151,506	Shinhan Financial Group Co., Ltd.	4,690,154
1,544	Shinsegae, Inc.	329,906
6,611	SL Corp.*	173,513

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
1,846	Webzen, Inc.*	44,879
272,193	Woori Financial Group, Inc.	2,907,972

		147,106,965

	Taiwan — 18.2%
205,000	Acer, Inc.	225,621
8,227	Acter Group Corp., Ltd.	66,013
780,003	Advantech Co., Ltd.	11,178,342
43,194	AmTRAN Technology Co., Ltd.	27,477
25,000	Arcadyan Technology Corp.	115,209
292,200	ASE Technology Holding Co., Ltd.	1,124,780
868,998	Asustek Computer, Inc.	11,809,855
28,531	Aten International Co., Ltd.	84,251
1,408,000	Catcher Technology Co., Ltd.	7,964,434
4,028,995	Cathay Financial Holding Co., Ltd.	9,101,536
781,992	Chailease Holding Co., Ltd.	7,447,677
26,000	Channel Well Technology Co., Ltd.	37,308
153,110	Chicony Electronics Co., Ltd.	455,451
22,000	Chipbond Technology Corp.	53,038
176,013	Chong Hong Construction Co., Ltd.	464,414
267,000	Chunghwa Telecom Co., Ltd.	1,124,282
272,416	Coretronic Corp.	909,793
141,818	Delta Electronics, Inc.	1,409,620
637,500	E Ink Holdings, Inc.	3,479,326
4,483,670	E.Sun Financial Holding Co., Ltd.	4,545,738
17,000	Eclat Textile Co., Ltd.	387,718
93,665	Elan Microelectronics Corp.	575,525
525,817	Elite Material Co., Ltd.	5,283,447
66,000	eMemory Technology, Inc.	5,224,274
177,092	Farglory Land Development Co., Ltd.	395,572
68,000	FIT Hon Teng, Ltd.*	13,345
682,348	FLEXium Interconnect, Inc.*	2,577,271
930,000	Formosa Plastics Corp.	3,495,861
491,708	Foxconn Technology Co., Ltd.	1,153,426
3,000	Foxsemicon Integrated Technology, Inc.	27,650
5,238,791	Fubon Financial Holding Co., Ltd.	14,447,528
578,000	Giant Manufacturing Co., Ltd.	7,207,504
140,000	Gigabyte Technology Co., Ltd.	786,858
593,777	Grand Pacific Petrochemical	615,947
15,000	Greatek Electronics, Inc.	42,343
385,000	HannStar Display Corp.	251,870
46,000	Highwealth Construction Corp.	76,897
36,000	Holtek Semiconductor, Inc.	146,384
2,841,277	Hon Hai Precision Industry Co., Ltd.	10,680,334
197,759	Huaku Development Co., Ltd.	653,312
118,000	IEI Integration Corp.	199,602
56,687	International Games System Co., Ltd.	1,624,780
39,000	Kung Long Batteries Industrial Co., Ltd.	195,233
31,000	Largan Precision Co., Ltd.	2,761,955

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
234,443	Lite-On Technology Corp., ADR	540,625
100,442	Lotes Co., Ltd.	2,762,727
129,900	Makalot Industrial Co., Ltd.	1,159,696
556,810	MediaTek, Inc.	23,949,250
293,818	Mercuries Life Insurance Co., Ltd.*	98,127
265,000	Merida Industry Co., Ltd.	3,136,860
839	Merry Electronics Co., Ltd.	2,863
398,899	Micro-Star International Co., Ltd.	2,314,067
463,000	Nan Ya Plastics Corp.	1,429,147
112,000	Nan Ya Printed Circuit Board Corp.	2,315,538
259,000	Nantex Industry Co., Ltd.	797,586
261,712	Novatek Microelectronics Corp.	5,098,593
72,000	Pegatron Corp.	179,824
7,692	Pharmally International Holding Co., Ltd.* (d) (e)	—
128,000	Phison Electronics Corp.	2,368,743
81,000	Powertech Technology, Inc.	286,034
810,998	President Chain Store Corp.	8,017,058
322,437	Quanta Computer, Inc.	1,103,654
822,000	Radiant Opto-Electronics Corp.	3,000,759
326,900	Realtek Semiconductor Corp.	6,853,002
18,885	Sea, Ltd., ADR*	4,224,763
6,000	Shin Zu Shing Co., Ltd.	20,949
92,190	Shinkong Insurance Co., Ltd.	158,276
52,985	Simplo Technology Co., Ltd.	629,109
59,000	Sitronix Technology Corp.	682,401
5,000	Soft-World International Corp.	17,801
124,000	Syncmold Enterprise Corp.	314,628
10,066	Tah Hsin Industrial Corp.	31,325
1,080,644	Taiwan Cement Corp.	1,874,830
2,053,859	Taiwan Semiconductor Manufacturing Co., Ltd.	45,654,508
454,234	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	54,648,893
3,000	Thinking Electronic Industrial Co., Ltd.	17,078
242,583	Transcend Information, Inc.	640,937
124,822	Tripod Technology Corp.	561,692
517,100	TXC Corp.	1,971,809
3,514,351	Uni-President Enterprises Corp.	8,713,792
95,356	United Integrated Services Co., Ltd.	625,551
999,000	United Microelectronics Corp.	2,347,020
115,772	Universal, Inc.	190,394
727,100	Vanguard International Semiconductor Corp.	4,152,304
78,000	Walsin Technology Corp.*	470,814
109,000	Youngtek Electronics Corp.	330,936
1,573,400	Yuanta Financial Holding Co., Ltd.	1,438,791
5,506	Yulon Nissan Motor Co., Ltd.	49,553

		315,631,108

	Thailand — 0.3%
63,200	CP ALL PCL Class F	111,624
85,700	CP ALL PCL, NVDR	151,364

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
35,600	Delta Electronics Thailand PCL, NVDR	439,072
33,700	Kasikornbank PCL Class F	143,254
44,700	Kasikornbank PCL, NVDR	190,013
874,800	Pruksa Holding PCL Class F	340,440
565,800	PTT Exploration & Production PCL Class F	1,998,635
552,000	Siam Commercial Bank PCL (The) Class F	2,098,608
325,300	Supalai PCL Class F	221,054

		5,694,064

	Turkey — 0.4%
901,477	Akbank TAS	488,762
191,858	Arcelik AS	699,255
24,261	Enerjisa Enerji AS	23,531
636,086	Eregli Demir ve Celik Fabrikalari TAS	1,348,834
146,554	Ford Otomotiv Sanayi AS	2,627,648
514,491	KOC Holding AS	1,099,513
54,115	Koza Altin Isletmeleri AS*	471,477
101,012	Turkiye Garanti Bankasi AS	85,725
404,841	Yapi ve Kredi Bankasi AS	103,041

		6,947,786

	United Arab Emirates — 0.2%
51,527	Dubai Islamic Bank PJSC	75,473
932,507	Network International Holdings Plc*	3,690,586

		3,766,059

	United Kingdom — 1.1%
738,400	HSBC Holdings Plc	4,441,974
290,276	Unilever Plc	15,512,300

		19,954,274

	United States — 1.3%
32,104	Globant SA*	10,083,545
1,096,800	JBS SA	7,472,811
142,500	JS Global Lifestyle Co., Ltd.	240,172
73,000	Parade Technologies, Ltd.	5,580,475

		23,377,003

	Uruguay — 0.1%
69,764	Dlocal, Ltd. Class A*	2,489,877

	TOTAL COMMON STOCKS (COST $1,493,512,045)	1,592,288,577

	INVESTMENT COMPANY — 0.3%

	United States — 0.3%
95,756	iShares Core MSCI Emerging Markets ETF	5,731,954

	TOTAL INVESTMENT COMPANY (COST $6,005,535)	5,731,954

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.6%

	Brazil — 0.2%
699,706	Banco Bradesco SA, 5.15%	2,413,169
262,300	Cia Paranaense de Energia, 20.59%	303,270

		2,716,439

	Chile — 0.0%
114,697	Embotelladora Andina SA, 6.43% Series B	249,049

	Colombia — 0.0%
498,551	Grupo Aval Acciones y Valores SA, 5.17%	129,721

	South Korea — 0.4%
120,305	Samsung Electronics Co., Ltd., 1.52%	7,205,650

	Taiwan — 0.0%
41,879	Chailease Holding Co., Ltd., 1.18%	153,638

	TOTAL PREFERRED STOCKS (COST $8,742,542)	10,454,497

	WARRANTS — 0.2%

	China — 0.2%
84,572	Advanced Micro-Fabrication Equipment, Inc., Expires 08/29/22*	1,679,938
133,069	Arcsoft Corp., Ltd., Expires 12/15/22*	919,906
124,706	Wuxi Xinje Electric Co., Ltd., Expires 10/03/22*	931,554

	TOTAL WARRANT (COST $4,281,266)	3,531,398

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.7%

	Mutual Fund - Securities Lending Collateral — 0.7%
11,746,517	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f) (g)	11,746,517

	TOTAL SHORT-TERM INVESTMENT (COST $11,746,517)	11,746,517

	TOTAL INVESTMENTS — 93.4% (Cost $1,524,287,905)	1,623,752,943

	Other Assets and Liabilities (net) — 6.6%	114,028,853

	NET ASSETS — 100.0%	$1,737,781,796

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $359,345, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(d)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $359,345 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2021 was $544,058.

(e)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

(f)	The rate disclosed is the 7-day net yield as of December 31, 2021.

(g)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,421,118 which represents 0.1% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
2,342	MSCI Emerging Markets E-mini Index	Mar 2022	$143,599,730	$(375,146)

Sales
41	SGX Nifty 50 Index	Jan 2022	$1,430,039	$(21,385)

Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust

At December 31, 2021, the Fund held the following restricted security:

Restricted Security	Acquisition Date	Principal Amount	Cost	Value
LSR Group PJSC	03/04/21	USD 221,290	$503,078	$359,345

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Technology	19.6
Financial	17.8
Consumer, Non-cyclical	13.2
Industrial	9.9
Communications	9.8
Consumer, Cyclical	9.4
Basic Materials	7.3
Energy	4.3
Utilities	1.1
Unaffiliated Funds	0.3
Diversified	0.1
Short-Term Investment	0.7
Other Assets and Liabilities (net)	6.5

100.0%

See accompanying Notes to the Schedule of Investments.